Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Detailed Information on Personnel Expenses

	December 31, 2025	December 31, 2024
Salaries and employee benefits	$84,978	$112,563
Share-based compensation (note 19)	6,339	7,456
	$91,317	$120,019